OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year, before tax	¥ 6,667	¥ 15,659	¥ 9,207
Effective portion of changes in fair value of hedging instruments recognized during the year, tax effect	(1,675)	(3,881)	(2,295)
Effective portion of changes in fair value of hedging instruments recognized during the year, net of tax	4,992	11,778	6,912
Reclassification adjustments for amounts transferred to the consolidated income statements, before tax	8,127	8,858	198
Reclassification adjustments for amounts transferred to the consolidated income statements, tax effect	(1,482)	(1,618)	(37)
Reclassification adjustments for amounts transferred to the consolidated income statements, net of tax	6,645	7,240	161
Net movement during the year recognized in other comprehensive income (i), before tax	14,794	24,517	9,405
Net movement during the year recognized in other comprehensive income (i), tax effect	(3,157)	(5,499)	(2,332)
Net movement during the year recognized in other comprehensive income (i), net of tax	11,637	19,018	7,073
Changes in the fair value of instruments at fair value through other comprehensive income, before tax	(79)	(6)	(6)
Changes in the fair value of instruments at fair value through other comprehensive income, tax effect	12	2	(4)
Changes in the fair value of instruments at fair value trough other comprehensive income, net of tax	(67)	(4)	(10)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, before tax	0	0	(12)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, tax effect	0	0	0
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, net of tax	0	0	(12)
Net movement during the year recognized in other comprehensive income, before tax	(79)	(6)	(18)
Net movement during the year recognized in other comprehensive income, tax effect	12	2	(4)
Net movement during the year recognized in other comprehensive income, net of tax	(67)	(4)	(22)
Cost of hedging reserve, before tax	149	(220)	162
Cost of hedging reserve, tax effect	0	0	0
Cost of hedging reserve, net of tax	149	(220)	162
Share of other comprehensive loss of associates and joint ventures, before tax	2,856	441	(2,441)
Share of other comprehensive loss of associates and joint ventures, tax effect	0	0	0
Share of other comprehensive loss of associates and joint ventures, net of tax	2,856	441	(2,441)
Foreign currency translation differences, before tax	7,254	(1,728)	(4,457)
Foreign currency translation differences, tax effect	0	0	0
Foreign currency translation differences, net of tax	7,254	(1,728)	(4,457)
Other comprehensive income, before tax	24,974	23,004	2,651
Other comprehensive income, tax effect	(3,145)	(5,497)	(2,336)
Total other comprehensive income	21,829	17,507	¥ 315
Cash flow hedge reserve	3,079	7,244
Cash flow hedge reserve attributable to owners	¥ 3,024	¥ 7,214